NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
NOTES PAYABLE
NOTE 9.  NOTES PAYABLE

In February, 2015, the Company received 2 Promissory Notes from Andy Fan evidencing a loan from Andy Fan to the Company in the amount of One Hundred Ten Thousand and No/100 Dollars ($110,000.00). The Promissory Note’s earn interest at the rate equal to nine percent (9%) per annum.